Schedule of property plants and equipment net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Total cost	$ 999	$ 7,787	$ 7,860
Less: Accumulated depreciation	(895)	(6,977)	(6,742)
Net book value	104	810	1,118
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	390	3,041	2,845
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	8	59	56
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	320	2,493	2,394
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total cost	14	111	106
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 267	$ 2,083	$ 2,459